Note 25 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Senior Notes	$ 506,533	$ 529,089
Senior Notes, fair value	414,195	548,440
Convertible Notes, carrying amount	226,534	225,214
Convertible Notes, fair value	$ 366,183	$ 590,193